Segment Reporting	6 Months Ended
Jun. 30, 2022
Segment Reporting

20.  Segment Reporting

The Group’s operating segments are as follows:

(i)	Oncology/Immunology: focuses on discovering, developing, and commercializing targeted therapies and immunotherapies for the treatment of cancer and immunological diseases. Oncology/Immunology is further segregated into two core business areas:
(a)	R&D: comprises research and development activities covering drug discovery, development, manufacturing and regulatory functions as well as administrative activities to support research and development operations; and
(b)	Marketed Products: comprises the sales, marketing, manufacture and distribution of drug developed from research and development activities.
(ii)	Other Ventures: comprises other commercial businesses which include the sales, marketing, manufacture and distribution of other prescription drugs and consumer health products.

The performance of the reportable segments is assessed based on segment operating (loss)/profit.

The segment information is as follows:

	Six Months Ended June 30, 2022
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	27,552	—	27,552	63,517	91,069	110,978	—	202,047
Interest income	376	—	376	—	376	92	1,514	1,982
Equity in earnings of equity investees, net of tax	(2)	—	(2)	—	(2)	33,551	—	33,549
Segment operating (loss)/profit	(92,529)	(103,305)	(195,834)	9,875	(185,959)	36,142	(16,866)	(166,683)
Interest expense	—	—	—	—	—	—	(404)	(404)
Income tax (expense)/benefit	(255)	6,912	6,657	(436)	6,221	(317)	(1,689)	4,215
Depreciation/amortization	(3,827)	(237)	(4,064)	—	(4,064)	(154)	(158)	(4,376)
Additions to non-current assets (other than financial instruments and deferred tax assets)	8,947	227	9,174	—	9,174	160	13	9,347

	June 30, 2022
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	179,102	27,371	206,473	52,424	258,897	221,742	713,694	1,194,333
Property, plant and equipment	41,096	1,852	42,948	—	42,948	639	472	44,059
Right-of-use assets	3,309	3,470	6,779	—	6,779	1,488	1,196	9,463
Leasehold land	12,494	—	12,494	—	12,494	—	—	12,494
Goodwill	—	—	—	—	—	3,259	—	3,259
Other intangible asset	—	—	—	—	—	122	—	122
Investments in equity investees	461	—	461	—	461	82,538	—	82,999

	Six Months Ended June 30, 2021
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	5,056	—	5,056	37,795	42,851	114,511	—	157,362
Interest income	523	2	525	—	525	145	361	1,031
Equity in earnings of equity investees, net of tax	40	—	40	—	40	42,926	—	42,966
Segment operating (loss)/profit	(69,961)	(62,341)	(132,302)	4,707	(127,595)	44,663	(14,307)	(97,239)
Interest expense	—	—	—	—	—	—	(242)	(242)
Income tax (expense)/benefit	(109)	1,492	1,383	(571)	812	(265)	(2,406)	(1,859)
Depreciation/amortization	(3,198)	(67)	(3,265)	—	(3,265)	(160)	(97)	(3,522)
Additions to non-current assets (other than financial instruments and deferred tax assets)	10,183	466	10,649	—	10,649	632	66	11,347

	December 31, 2021
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	166,802	19,870	186,672	35,978	222,650	225,898	924,113	1,372,661
Property, plant and equipment	38,049	1,862	39,911	—	39,911	746	618	41,275
Right-of-use assets	4,798	3,768	8,566	—	8,566	1,827	1,486	11,879
Leasehold land	13,169	—	13,169	—	13,169	—	—	13,169
Goodwill	—	—	—	—	—	3,380	—	3,380
Other intangible asset	—	—	—	—	—	163	—	163
Investments in equity investees	480	—	480	—	480	75,999	—	76,479

Revenue from external customers is after elimination of inter-segment sales. Sales between segments are carried out at mutually agreed terms. The amount eliminated attributable to sales between PRC and U.S. and others under Oncology/Immunology segment was US$68,015,000 and US$14,837,000 for the six months ended June 30, 2022 and 2021 respectively.

There were two customers which accounted for over 10% of the Group’s revenue for the six months ended June 30, 2022: Customer A of US$39,034,000 and Customer B of US$36,282,000. There were two customers which accounted for over 10% of the Group’s revenue for the six months ended June 30, 2021: Customer A of US$30,981,000 and Customer C of US$20,144,000. Customers A and B are included in Oncology/Immunology and Customer C is primarily included in Other Ventures.

Unallocated expenses mainly represent corporate expenses which include corporate employee benefit expenses and the relevant share-based compensation expenses. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.

A reconciliation of segment operating loss to net loss attributable to the Company is as follows:

	Six Months Ended June 30,
	2022	2021

	(in US$’000)
Segment operating loss	(166,683)	(97,239)
Interest expense	(404)	(242)
Income tax benefit/(expense)	4,215	(1,859)
Net loss/(income) attributable to non-controlling interests	11	(3,057)
Net loss attributable to the Company	(162,861)	(102,397)